Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2011
Other Long-Term Liabilities [Abstract]
Other Long-Term Liabilities
Note 16 - Other Long-Term Liabilities

	December 31,
	2011	2010
	U.S. Dollars
Liability for contingent consideration in respect of business combinations (1)	4,412	3,692
Liability to OCS, mainly in respect of business combinations (2)	4,627	4,192

	9,039	7,884

(1)
In accordance with ASC Topic 820 (Statement 157), the Company's liabilities for contingent consideration in respect of the acquisitions of Printar and SELA (see Note 3 and Note 25) are measured at fair value using Level 3 inputs.

(2)
Of the total long-term liability to OCS, $4,029 is in respect of the acquisitions of Printar and SELA. As of December 31, 2011 and 2010, only the accretion of time value had affected the remaining liabilities to the OCS resulting from the acquisitions, net of royalty repayments made to the OCS.  The effective interest rate used in the capitalization of the liabilities to the OCS as of December 31, 2011 and 2010, was approximately 20%.

The remaining $598 of the liability to OCS is in respect of new grants received in 2010 and 2009.

See Note 12 for current maturities of liability for contingent consideration and liability to OCS.